Investments (details) - OTTI Rollforward (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of the credit component of other-than-temporary impairments on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of period	$ 127	$ 126
Additions for OTTI securities where no credit losses were previously recognized	3
Additions for OTTI securities where credit losses have been previously recognized	2	8
Reductions due to sales/defaults of credit-impaired securities	(7)	(1)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(7)	(6)
Cumulative OTTI credit losses recognized for securities still held, end of period	118	127
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Roll-forward of the credit component of other-than-temporary impairments on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of period	55	54
Additions for OTTI securities where credit losses have been previously recognized	2	4
Reductions due to sales/defaults of credit-impaired securities		(1)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(4)	(2)
Cumulative OTTI credit losses recognized for securities still held, end of period	53	55
All other corporate bonds [Member]
Roll-forward of the credit component of other-than-temporary impairments on fixed maturities recognized in the consolidated statement of income for which a portion of the other-than-temporary impairment was recognized in other comprehensive income [Roll Forward]
Cumulative OTTI credit losses recognized for securities held, beginning of period	72	72
Additions for OTTI securities where no credit losses were previously recognized	3
Additions for OTTI securities where credit losses have been previously recognized		4
Reductions due to sales/defaults of credit-impaired securities	(7)
Adjustments to book value of credit-impaired securities due to changes in cash flows	(3)	(4)
Cumulative OTTI credit losses recognized for securities still held, end of period	$ 65	$ 72